LOANS (Details 7) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012 item
Troubled Debt Restructuring
Number of Modifications	1	8
Recorded Investment	$ 528	$ 6,797
Commercial real estate
Troubled Debt Restructuring
Number of Modifications		3
Recorded Investment		4,614
Commercial, financial, and agricultural
Troubled Debt Restructuring
Number of Modifications	1	1
Recorded Investment	528	1,221
Commercial construction
Troubled Debt Restructuring
Number of Modifications		3
Recorded Investment		860
One to four family residential real estate
Troubled Debt Restructuring
Number of Modifications		1
Recorded Investment		$ 102